Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Dec. 31, 2022
Entity Registrant Name	TIFF INVESTMENT PROGRAM
Entity Central Index Key	0000916622
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Apr. 28, 2023
Document Effective Date	Apr. 28, 2023
Prospectus Date	Apr. 28, 2023